Offerings - Offering: 1	Nov. 12, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 820,390,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 113,295.86
Offering Note	The Transaction Value is calculated as the aggregate maximum purchase price for Interests. The Amount of Filing Fee is calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2026, which equals $138.10 per million dollars of the value of the transaction.